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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number:

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Virtus Investment Advisers, Inc.
         ________________________________________________

Address: 100 Pearl Street, Hartford, CT 06103
         ________________________________________________


Form 13F File Number: 028-00085
                      ___________________________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin J. Carr
         ________________________________________________

Title:   Senior Vice President and Clerk
         ________________________________________________

Phone:   (860) 263-4791
         ________________________________________________


Signature, Place and Date of Signing:

   /s/ Kevin J. Carr             Hartford, CT             February 14, 2012
_______________________    ________________________    _______________________
      (Signature)               (City, State)                  (Date)

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting Manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number:      Manager:

    028-11020                  Aberdeen Asset Management, Inc.

    028-00242                  The Boston Company Asset Management LLC

    028-14580                  Euclid Advisors LLC

    028-01420                  Duff & Phelps Investment Management Co.

    028-04529                  Harris Investment Management, Inc., and its
                               related subsidiaries

    028-05792                  Kayne Anderson Rudnick Investment Management, LLC

    028-01646                  Sasco Capital, Inc.

    028-06450                  Newfleet Asset Management, LLC

    028-04490                  Vontobel Asset Management, Inc.

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                             Form 13F Summary Page


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 6

Form 13F Information Table Value Total: $97,531 (thousands)

List of Other Included Managers:

NONE

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                          FORM 13F INFORMATION TABLE
              REPORTING MANAGER: Virtus Investment Advisers, Inc.
                   FOR THE QUARTER ENDED: December 31, 2011

COLUMN 1                   COLUMN 2     COLUMN 3  COLUMN 4 COLUMN 5                   COLUMN 6  COLUMN 7      COLUMN 8
--------               ---------------- --------- -------- ---------                 ---------- -------- -------------------
                                                                                                          VOTING AUTHORITY
                                                                                                         -------------------
                                                           SHARES OR
                                                   VALUE   PRINCIPAL                 INVESTMENT  OTHER    SOLE   SHARED NONE
    NAME OF ISSUER      TITLE OF CLASS   CUSIP    (x1000)   AMOUNT   SH/PRN PUT/CALL DISCRETION MANAGER   (A)     (B)   (C)
   ----------------    ---------------- --------- -------- --------- ------ -------- ---------- -------- ------- ------ ----
SELECT SECTOR SPDR TR  SBI CONS DISCR   81369Y407  22,774   583,643  SH              SOLE                583,643
SELECT SECTOR SPDR TR  SBI CONS STPLS   81369Y308  24,927   767,214  SH              SOLE                767,214
SELECT SECTOR SPDR TR  SBI HEALTHCARE   81369Y209   1,179    33,996  SH              SOLE                 33,996
SELECT SECTOR SPDR TR  SBI INT-UTILS    81369Y886  25,014   695,223  SH              SOLE                695,223
SELECT SECTOR SPDR TR  TECHNOLOGY       81369Y803  22,516   884,708  SH              SOLE                884,708
SPDR SERIES TRUST      BRCLYS 1-3MT ETF 78464A680   1,121    24,456  SH              SOLE                 24,456